Risk management - Aging analysis (past due but performing): Business lending portfolio by geographic area, outstandings (Details) - Business lending - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [line items]
Financial assets	€ 8,071	€ 9,174
Increase (decrease) in financial assets	1,100
Past due for 1–30 days
Disclosure of credit risk exposure [line items]
Financial assets	7,303	8,873
Increase (decrease) in financial assets	1,600
Past due for 31–60 days
Disclosure of credit risk exposure [line items]
Financial assets	720	215
Increase (decrease) in financial assets	500
Past due for 61–90 days
Disclosure of credit risk exposure [line items]
Financial assets	47	86
Netherlands
Disclosure of credit risk exposure [line items]
Financial assets	626	943
Netherlands | Past due for 1–30 days
Disclosure of credit risk exposure [line items]
Financial assets	586	929
Netherlands | Past due for 31–60 days
Disclosure of credit risk exposure [line items]
Financial assets	31	14
Netherlands | Past due for 61–90 days
Disclosure of credit risk exposure [line items]
Financial assets	9
Belgium
Disclosure of credit risk exposure [line items]
Financial assets	508	1,217
Increase (decrease) in financial assets	700
Belgium | Past due for 1–30 days
Disclosure of credit risk exposure [line items]
Financial assets	476	1,187
Belgium | Past due for 31–60 days
Disclosure of credit risk exposure [line items]
Financial assets	22	17
Belgium | Past due for 61–90 days
Disclosure of credit risk exposure [line items]
Financial assets	10	13
Germany
Disclosure of credit risk exposure [line items]
Financial assets	419	220
Increase (decrease) in financial assets	200
Germany | Past due for 1–30 days
Disclosure of credit risk exposure [line items]
Financial assets	415	215
Germany | Past due for 31–60 days
Disclosure of credit risk exposure [line items]
Financial assets	2	3
Germany | Past due for 61–90 days
Disclosure of credit risk exposure [line items]
Financial assets	2	2
Poland
Disclosure of credit risk exposure [line items]
Financial assets	449	209
Increase (decrease) in financial assets	200
Poland | Past due for 1–30 days
Disclosure of credit risk exposure [line items]
Financial assets	403	173
Poland | Past due for 31–60 days
Disclosure of credit risk exposure [line items]
Financial assets	31	17
Poland | Past due for 61–90 days
Disclosure of credit risk exposure [line items]
Financial assets	15	19
United Kingdom
Disclosure of credit risk exposure [line items]
Financial assets	1,046	838
Increase (decrease) in financial assets	200
United Kingdom | Past due for 1–30 days
Disclosure of credit risk exposure [line items]
Financial assets	516	830
United Kingdom | Past due for 31–60 days
Disclosure of credit risk exposure [line items]
Financial assets	531	8
United Kingdom | Past due for 61–90 days
Disclosure of credit risk exposure [line items]
Financial assets
France
Disclosure of credit risk exposure [line items]
Financial assets	73	194
France | Past due for 1–30 days
Disclosure of credit risk exposure [line items]
Financial assets	73	194
France | Past due for 31–60 days
Disclosure of credit risk exposure [line items]
Financial assets
France | Past due for 61–90 days
Disclosure of credit risk exposure [line items]
Financial assets
Spain
Disclosure of credit risk exposure [line items]
Financial assets	9	26
Spain | Past due for 1–30 days
Disclosure of credit risk exposure [line items]
Financial assets	9	26
Spain | Past due for 31–60 days
Disclosure of credit risk exposure [line items]
Financial assets
Spain | Past due for 61–90 days
Disclosure of credit risk exposure [line items]
Financial assets
Luxembourg
Disclosure of credit risk exposure [line items]
Financial assets	222	423
Luxembourg | Past due for 1–30 days
Disclosure of credit risk exposure [line items]
Financial assets	212	367
Luxembourg | Past due for 31–60 days
Disclosure of credit risk exposure [line items]
Financial assets	9	51
Luxembourg | Past due for 61–90 days
Disclosure of credit risk exposure [line items]
Financial assets	1	5
Rest of Europe
Disclosure of credit risk exposure [line items]
Financial assets	919	681
Rest of Europe | Past due for 1–30 days
Disclosure of credit risk exposure [line items]
Financial assets	899	630
Rest of Europe | Past due for 31–60 days
Disclosure of credit risk exposure [line items]
Financial assets	17	4
Rest of Europe | Past due for 61–90 days
Disclosure of credit risk exposure [line items]
Financial assets	3	46
America
Disclosure of credit risk exposure [line items]
Financial assets	3,013	3,599
Increase (decrease) in financial assets	600
America | Past due for 1–30 days
Disclosure of credit risk exposure [line items]
Financial assets	2,946	3,504
America | Past due for 31–60 days
Disclosure of credit risk exposure [line items]
Financial assets	68	95
America | Past due for 61–90 days
Disclosure of credit risk exposure [line items]
Financial assets
Asia
Disclosure of credit risk exposure [line items]
Financial assets	133	310
Asia | Past due for 1–30 days
Disclosure of credit risk exposure [line items]
Financial assets	133	310
Asia | Past due for 31–60 days
Disclosure of credit risk exposure [line items]
Financial assets
Asia | Past due for 61–90 days
Disclosure of credit risk exposure [line items]
Financial assets
Australia
Disclosure of credit risk exposure [line items]
Financial assets	654	475
Increase (decrease) in financial assets	200
Australia | Past due for 1–30 days
Disclosure of credit risk exposure [line items]
Financial assets	636	469
Australia | Past due for 31–60 days
Disclosure of credit risk exposure [line items]
Financial assets	10	6
Australia | Past due for 61–90 days
Disclosure of credit risk exposure [line items]
Financial assets	7
Africa
Disclosure of credit risk exposure [line items]
Financial assets		39
Africa | Past due for 1–30 days
Disclosure of credit risk exposure [line items]
Financial assets		39
Africa | Past due for 31–60 days
Disclosure of credit risk exposure [line items]
Financial assets
Africa | Past due for 61–90 days
Disclosure of credit risk exposure [line items]
Financial assets